ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2021	2020
Accrued expenses	$390,138	$233,842
North West Parks Board	1,177,050	1,049,515
Other taxation payable	33,314	104,368
VAT	48,493	28,271
Derivative liability	250,000	250,000
Sundry payables	165,307	144,226
Total	$2,064,302	$1,810,222

	As of December 31,
	2020	2019
Accrued expenses	$233,842	$275,258
North West Parks Board	1,049,515	986,516
Other taxation payable	104,368	135,381
VAT	28,271	33,938
Derivative liability	250,000	—
Sundry payables	144,226	11,497
Total	$1,810,222	$1,442,590